Consolidated statement of cash flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating activities
Net profit	$ 671,648	$ 608,114	$ 514,097
Adjustments for:
Income tax expense	103,962	97,674	97,005
Finance cost	98,393	84,493	158,216
Finance income	(62,592)	(58,912)	(50,208)
Depreciation and amortization	365,136	330,710	306,114
Disposal of non- financial assets (gains) losses, net	(14,090)	2,907	847
Impairment of financial assets	(455)	(1,313)	(201)
Share-based compensation expense	5,694	5,483	4,359
Unrealized (gains) losses in fair value of derivatives	(1,252)	(1,410)	98,347
Unrealized gain on investments	(3,487)	(5,894)	(6,338)
Net foreign exchange differences	27,159	29,038	11,117
Provisions	22,151	(17,060)	0
Change in:
Accounts receivable	(30,424)	(15,458)	(27,558)
Other current assets	(30,731)	(1,720)	(23,145)
Other assets	9,510	(11,167)	(7,219)
Accounts payable	(65,098)	46,783	19,367
Air traffic liability	115,721	10,039	(39,950)
Frequent flyer deferred revenue	23,520	7,249	13,289
Other liabilities	3,786	5,790	40,266
Cash from operating activities	1,238,551	1,115,346	1,108,405
Income tax paid	(73,711)	(115,721)	(55,414)
Interest paid	(68,167)	(61,038)	(50,931)
Interest received	53,763	58,262	42,726
Net cash from operating activities	1,150,436	996,849	1,044,786
Investing activities
Acquisition of investments	(1,060,647)	(569,787)	(644,909)
Proceeds from redemption and sale of investments	695,161	709,725	698,580
Advance payments on aircraft purchase contracts	(251,430)	0	(200,000)
Reimbursement of advance payments on aircraft purchase contracts	144,924	160,302	228,111
Acquisition of property and equipment	(815,726)	(626,161)	(600,175)
Proceeds from sale of property and equipment	163	12,958	5,095
Acquisition of intangible assets	(30,921)	(30,179)	(29,697)
Net cash used in investing activities	(1,318,476)	(343,142)	(542,995)
Financing activities
Payment of convertible notes	0	0	(350,001)
Proceeds from new borrowings	552,200	414,587	428,310
Payments on loans and borrowings	(254,616)	(216,649)	(152,254)
Payment of lease liability	(59,089)	(61,140)	(79,999)
Repurchase of treasury shares	(8,705)	(87,308)	(105,932)
Dividends paid	(265,852)	(269,139)	(134,152)
Net cash used in financing activities	(36,062)	(219,649)	(394,028)
Net (decrease) increase in cash and cash equivalents	(204,102)	434,058	107,763
Cash and cash equivalents at January 1	613,313	206,375	122,424
Effect of exchange rate change on cash	(26,657)	(27,120)	(23,812)
Cash and cash equivalents at December 31	$ 382,554	$ 613,313	$ 206,375